Reverse Recapitalization and Acquisitions of subsidiaries - Consideration transferred (Details) ¥ in Millions	Mar. 31, 2026 JPY (¥)	Oct. 14, 2025 JPY (¥) shares	Mar. 14, 2025 JPY (¥) shares	Mar. 10, 2025 JPY (¥)
Disclosure of detailed information about business combination [line items]
Total fair value of consideration	¥ 17,423
Next Finance Tech Co, Ltd.
Disclosure of detailed information about business combination [line items]
Cash			¥ 265
Ordinary shares of Coincheck Parent			1,077
Total fair value of consideration			¥ 1,342	¥ 1,342
Number of shares issued (in shares) | shares			1,111,450
Aplo SAS
Disclosure of detailed information about business combination [line items]
Cash		¥ 26
Ordinary shares of Coincheck Parent		3,405
Total fair value of consideration		¥ 3,431
Number of shares issued (in shares) | shares		5,007,500